Schedule of Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A common stock subject to possible redemption			$ 10,847,403			$ 243,597,590	$ 10,847,403	$ 243,597,590
Accretion of carrying value to redemption value	$ (75,405)	$ (202,137)	(168,352)	$ (701,466)	$ (253,965)	3,628,151		2,418,083	$ (2,397,590)
Class A common stock subject to possible redemption	5,850,330						5,850,330	10,847,403	243,597,590
Common Class A [Member]
Class A common stock subject to possible redemption			$ 10,847,403			$ 243,597,590	10,847,403	243,597,590
Redemptions							(5,421,323)	(234,830,236)
Due to shareholder							(21,644)	(628,758)
Accretion of carrying value to redemption value								(2,418,083)
Waiver of underwriting fee allocated to Class A Common Stock								5,126,890	5,126,890
Accretion of carrying value to redemption value							445,894
Class A common stock subject to possible redemption	$ 5,850,330						$ 5,850,330	$ 10,847,403	243,597,590
Gross proceeds from Initial Public Offering									240,000,000
Fair value of public warrants at issuance.									(7,582,627)
Offering costs allocated to Class A common stock subject to possible redemption									(20,050,096)
Accretion on Class A common stock subject to possible redemption amount									$ 31,230,313